FINANCIAL RISK MANAGEMENT OBJECTIVES - Commodity Price Sensitivity (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
23% increase in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price	23.00%
Effect on profit before tax	$ 5,981
23% decrease in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price	(23.00%)
Effect on profit before tax	$ (5,981)
95% increase in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price		95.00%
Effect on profit before tax		$ 26,926
95% decrease in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price		(95.00%)
Effect on profit before tax		$ (26,926)